Acquisitions - Summary of Assets Acquired and Liabilities Received Asset Acquisition (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Arena Minerals
Disclosure In Tabular Form Of Assets Acquired And Liabilities Received Asset Acquisition [Line Items]
Cash and cash equivalents	$ 4,538
Receivables, prepaids and deposits	902
Property, plant and equipment	55
Exploration and evaluation assets	1,385
Investment in Sal de la Puna Project	182,136
Accounts payable and accrued liabilities	(3,211)
Net assets acquired	$ 185,805
Millennial
Disclosure In Tabular Form Of Assets Acquired And Liabilities Received Asset Acquisition [Line Items]
Cash and cash equivalents		$ 33,636
Receivables, prepaids and deposits		999
Property, plant and equipment		4,211
Exploration and evaluation assets		338,050
Accounts payable and accrued liabilities		(17,167)
Net assets acquired		$ 359,729